Risk and Capital Management: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets	Financial instruments measured at fair value on the statement of financial position are summarized in levels of the fair value hierarchy as follows:

Assets	Level 1	Level 2	Level 3	Total
Investments	$4,001	$2,385	$-	$6,386
Warrants	-	195	-	195
Total	$4,001	$2,580	$-	$6,581

Disclosure of financial liabilities

Liability	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$754	$-	$754
Total	$-	$754	$-	$754